Share Capital - Additional Information (Detail) - kr / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Number of shares issued	53,750,386	47,985,837	42,135,448	36,984,292	32,421,121	25,128,242
Share nominal value	kr 1